Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations [Abstract]
Schedule of Results of Discontinued Operations	The results of discontinued operations for the six months ended June 30, 2022 and 2023 were as follows:
	Six Months Ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Revenues:
Revenues-third parties	3,972	2,937	405
Revenues-related parties	1,241	91	13
Total revenues	5,213	3,028	418
Cost of revenues	(1,832)	(1,292)	(178)
Gross Profit	3,381	1,736	240
Operating expenses:
Selling and marketing expenses	(4,894)	(3,872)	(534)
General and administrative expenses	(15,629)	(8,593)	(1,185)
Research and development expenses	(4,330)	(3,438)	(474)
Impairment of intangible assets	(7,911)	—	—
Impairment of goodwill	(12,758)	—	—
Loss from operations	(42,141)	(14,167)	(1,953)
Non-operating income and expenses:
Interest expense, net	(161)	(81)	(11)
Foreign exchange gain, net	7	9	1
Share of net loss in equity method investments	(87)	(88)	(12)
Other income, net	472	3,106	428
Loss from operations for discontinued operations	(41,910)	(11,221)	(1,547)
Loss from disposal of a subsidiary	—	(16,724)	(2,307)
Loss from discontinued operations before income taxes	(41,910)	(27,945)	(3,854)
Income tax benefit	2,130	—	—
Net Loss from discontinued operations	(39,780)	(27,945)	(3,854)

Schedule of Assets and Liabilities of the Discontinued Operations	Assets and liabilities of the discontinued operations:
	December 31	June 30	June 30
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,854	319	44
Prepayment	2,692	1,334	184
Accounts receivable, net	2,235	3,318	458
Amounts due from related parties, net	2,194	684	94
Inventories, net	210	178	25
Other current assets, net	3,448	3,944	543
Total current assets held for sale	12,633	9,777	1,348

Property and equipment, net	17,182	15,746	2,171
Land use rights, net	1,111	1,097	151
Intangible assets, net	185	271	37
Goodwill
Right of use assets	7,213	2,088	288
Long-term investments, net	1,079	991	138
Total noncurrent assets held for sale	26,770	20,193	2,785
TOTAL ASSETS HELD FOR SALE	39,403	29,970	4,133

LIABILITIES
Current liabilities:
Short-term debts	5,000	5,000	690
Accounts payable	2,108	2,012	277
Advance from customers	4,956	7,800	1,076
Amounts due to related parties	2,280	1,079	149
Lease liability-current	784	1,042	144
Accrued expenses and other current liabilities	18,386	16,488	2,273
Total current liabilities held for sale	33,514	33,421	4,609
Deferred tax liabilities
Lease liability-non-current	6,515	1,368	189
Other long-term liabilities	1,080	1,066	147
Total noncurrent liabilities held for sale	7,595	2,434	336
TOTAL LIABILITIES HELD FOR SALE	41,109	35,855	4,945